12. Operating Lease Right-of-use Assets and Operating Lease Liability (Details Narrative) (Sept 2020 Note) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Notes to Financial Statements
Remaining lease term			32 months
Operating lease expense	$ 48,885	$ 32,412	$ 47,306
Lease borrowing rate	15.00%
Security deposit	$ 5,968